Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	$ 597,791	$ 613,386
Ending balance	552,245	597,791
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,043,111	1,048,779
Acquisitions through business combination	17,297	11,471
Additions/Adjustment	10,015	7,289
Disposals	(21,740)	(5,918)
Effect of movements in foreign exchange rates	(66,699)	(18,510)
Ending balance	981,984	1,043,111
Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(445,320)	(435,393)
Amortization for the year	18,051	18,012
Disposals	19,985	4,437
Effect of movements in foreign exchange rates	(13,647)	(3,648)
Ending balance	(429,739)	(445,320)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	551,905	559,885
Ending balance	515,380	551,905
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	824,065	832,045
Acquisitions through business combination	12,962	5,769
Effect of movements in foreign exchange rates	(49,487)	(13,749)
Ending balance	787,540	824,065
Goodwill [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(272,160)	(272,160)
Ending balance	(272,160)	(272,160)
Customer Relationship [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	3,606	1,996
Ending balance	5,566	3,606
Customer Relationship [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	11,589	9,721
Acquisitions through business combination	2,941	2,046
Effect of movements in foreign exchange rates	(1,000)	(178)
Ending balance	13,530	11,589
Customer Relationship [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(7,983)	(7,725)
Amortization for the year	605	421
Effect of movements in foreign exchange rates	(624)	(163)
Ending balance	(7,964)	(7,983)
Non-Compete [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	42	100
Ending balance	20	42
Non-Compete [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	852	861
Effect of movements in foreign exchange rates	(28)	(9)
Ending balance	824	852
Non-Compete [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(810)	(761)
Amortization for the year	19	56
Effect of movements in foreign exchange rates	(25)	(7)
Ending balance	(804)	(810)
Technology Related Development Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	18,555	17,850
Ending balance	14,253	18,555
Technology Related Development Costs [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	76,921	74,190
Acquisitions through business combination	953	3,241
Additions/Adjustment	3,518	5,237
Disposals	(21,070)	(4,149)
Effect of movements in foreign exchange rates	(5,320)	(1,598)
Ending balance	55,002	76,921
Technology Related Development Costs [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(58,366)	(56,340)
Amortization for the year	5,623	6,012
Disposals	19,315	2,765
Effect of movements in foreign exchange rates	(3,925)	(1,221)
Ending balance	(40,749)	(58,366)
Brand /Trade Mark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	20,499	31,691
Ending balance	9,165	20,499
Brand /Trade Mark [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	119,353	121,689
Acquisitions through business combination	441	415
Effect of movements in foreign exchange rates	(9,725)	(2,751)
Ending balance	110,069	119,353
Brand /Trade Mark [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(98,854)	(89,998)
Amortization for the year	10,544	10,938
Effect of movements in foreign exchange rates	(8,494)	(2,082)
Ending balance	(100,904)	(98,854)
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	940	692
Ending balance	196	940
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,964	4,665
Additions/Adjustment	166	521
Disposals		(159)
Effect of movements in foreign exchange rates	(357)	(63)
Ending balance	4,773	4,964
Software [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(4,024)	(3,973)
Amortization for the year	890	212
Disposals		76
Effect of movements in foreign exchange rates	(337)	(85)
Ending balance	(4,577)	(4,024)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	199	615
Ending balance	588	199
Other [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,160	2,841
Additions/Adjustment	792
Disposals		(1,596)
Effect of movements in foreign exchange rates	(141)	(85)
Ending balance	1,811	1,160
Other [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(961)	(2,226)
Amortization for the year	370	373
Disposals		1,596
Effect of movements in foreign exchange rates	(108)	(42)
Ending balance	(1,223)	(961)
Intangible Assets Under Development [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,045	557
Ending balance	7,077	2,045
Intangible Assets Under Development [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,207	2,767
Additions/Adjustment	5,539	1,531
Disposals	(670)	(14)
Effect of movements in foreign exchange rates	(641)	(77)
Ending balance	8,435	4,207
Intangible Assets Under Development [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(2,162)	(2,210)
Disposals	670
Effect of movements in foreign exchange rates	(134)	(48)
Ending balance	$ (1,358)	$ (2,162)